KAIXIN DECONSOLIDATION - Additional information (Details) - KaixinAutoHoldingsMember $ in Thousands	Dec. 31, 2020 USD ($)
Cash and cash equivalents	$ 3,162
Prepaid expenses and other current assets	43,624
Property and equipment, net	45
Right-of-use assets	74
Other non-current assets	1,562
Assets classified as held for sale	48,467
Accounts payable	402
Accrued expenses and other current payables	14,683
Amount due to related parties	2,960
Short-term debt	15,257
Income tax payable	4,042
Advance from customers	1,863
Lease liabilities- current	39
Warrant Liability	1,690
Lease liabilities - non-current	26
Liabilities classified as held for sale	$ 40,962